UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2011

DATE OF REPORTING PERIOD: JUNE 30, 2011

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
June 30, 2011

Shares or
Principal
Amount			Security				Value
			COMMON STOCKS-59.4%
			Consumer Discretionary-9.1%
73,400			American Greetings Corporation - Class "A"				$ 1,764,536
70,300			Best Buy Company, Inc.				2,208,123
31,800		*	BorgWarner, Inc.				2,569,122
53,600			Brown Shoe Company, Inc.				570,840
118,600			CBS Corporation - Class "B"				3,378,914
24,800			CEC Entertainment, Inc.				994,728
23,500			Coach, Inc.				1,502,355
52,700		*	GameStop Corporation - Class "A"				1,405,509
45,200		*	GNC Acquisition Holdings, Inc.				985,812
54,600			Home Depot, Inc.				1,977,612
61,400			Limited Brands, Inc.				2,360,830
26,800			Lincoln Educational Services Corporation				459,620
28,300			McDonald's Corporation				2,386,256
144,000		*	Morgans Hotel Group Company				1,035,360
95,300			Newell Rubbermaid, Inc.				1,503,834
8,300			NIKE, Inc. - Class "B"				746,834
14,300			Oxford Industries, Inc.				482,768
223,900		*	Pier 1 Imports, Inc.				2,590,523
99,800		*	Ruby Tuesday, Inc.				1,075,844
45,400		*	Steiner Leisure, Ltd.				2,073,872
210,500			Stewart Enterprises, Inc - Class "A"				1,536,650
37,400		*	TRW Automotive Holdings Corporation				2,207,722
25,900			Tupperware Brands Corporation				1,746,955
77,560			Wyndham Worldwide Corporation				2,609,894
							40,174,513
			Consumer Staples-5.9%
139,200			Altria Group, Inc.				3,676,272
61,200			Avon Products, Inc.				1,713,600
41,900			Coca-Cola Company				2,819,451
54,700			CVS Caremark Corporation				2,055,626
25,700			McCormick & Company, Inc.				1,273,949
49,100			Nu Skin Enterprises, Inc. - Class "A"				1,843,705
25,400			PepsiCo, Inc.				1,788,922
74,000			Philip Morris International, Inc.				4,940,980
23,700			Procter & Gamble Company				1,506,609
46,300			Walgreen Company				1,965,898
42,200			Wal-Mart Stores, Inc.				2,242,508
							25,827,520
			Energy-5.6%
34,900			Anadarko Petroleum Corporation				2,678,924
15,200			Chevron Corporation				1,563,168
37,500			ConocoPhillips				2,819,625
49,000			Ensco, PLC (ADR)				2,611,700
45,127			ExxonMobil Corporation				3,672,435
1,897			Hugoton Royalty Trust				43,138
61,286			Marathon Oil Corporation				3,228,546
67,400			Noble Corporation				2,656,234
19,500			Sasol, Ltd. (ADR)				1,031,355
79,100			Suncor Energy, Inc.				3,092,810
18,270			Transocean, Ltd.				1,179,511
							24,577,446
			Financials-7.1%
41,100			American Express Company				2,124,870
40,500			Ameriprise Financial, Inc.				2,336,040
130,400			Brookline Bancorp, Inc.				1,208,808
20,992			Capital One Financial Corporation				1,084,657
50,250			Discover Financial Services				1,344,188
93,500			Financial Select Sector SPDR Fund (ETF)				1,433,355
97,100			First Niagara Financial Group, Inc.				1,281,720
100,500			FirstMerit Corporation				1,659,255
13,400			IBERIABANK Corporation				772,376
42,000			Invesco, Ltd.				982,800
75,000			JPMorgan Chase & Company				3,070,500
23,300			M&T Bank Corporation				2,049,235
56,200			Morgan Stanley				1,293,162
154,300			New York Community Bancorp, Inc.				2,312,957
38,100			PNC Financial Services Group, Inc.				2,271,141
62,300			SPDR KBW Regional Banking (ETF)				1,585,535
117,672		*	Sunstone Hotel Investors, Inc. (REIT)				1,090,819
34,500			U.S. Bancorp				880,095
77,700			Urstadt Biddle Properties - Class "A" (REIT)				1,407,147
37,000			Wells Fargo & Company				1,038,220
							31,226,880
			Health Care-5.6%
51,700			Abbott Laboratories				2,720,454
15,000		*	Amgen, Inc.				875,250
18,700			Baxter International, Inc.				1,116,203
40,000		*	Gilead Sciences, Inc.				1,656,400
37,400			Hill-Rom Holdings, Inc.				1,721,896
56,200			Johnson & Johnson				3,738,424
26,800			Medtronic, Inc.				1,032,604
60,700			Merck & Company, Inc.				2,142,103
165,380			Pfizer, Inc.				3,406,828
40,200			Sanofi-Aventis (ADR)				1,614,834
21,400			St. Jude Medical, Inc.				1,020,352
54,600		*	Thermo Fisher Scientific, Inc.				3,515,694
							24,561,042
			Industrials-10.9%
36,600			3M Company				3,471,510
49,704		*	Altra Holdings, Inc.				1,192,399
39,900			Armstrong World Industries, Inc.				1,817,844
24,300			Caterpillar, Inc.				2,586,978
58,300			Chicago Bridge & Iron Company NV - NY Shares				2,267,870
30,600		*	Esterline Technologies Corporation				2,337,840
16,300		*	Generac Holdings, Inc.				316,220
41,400			General Electric Company				780,804
24,800			Goodrich Corporation				2,368,400
46,400			Honeywell International, Inc.				2,764,976
44,300			IDEX Corporation				2,031,155
18,700			Lockheed Martin Corporation				1,514,139
56,300		*	Mobile Mini, Inc.				1,192,997
19,800			Northrop Grumman Corporation				1,373,130
28,600			Parker Hannifin Corporation				2,566,564
61,647		*	PGT, Inc.				111,581
31,300		*	Pinnacle Airlines Corporation				142,102
25,100			Raytheon Company				1,251,235
26,210			Republic Services, Inc.				808,579
41,500			Snap-on, Inc.				2,592,920
146,100			TAL International Group, Inc.				5,044,833
55,400			Textainer Group Holdings, Ltd.				1,702,996
48,300		*	Thermon Group Holdings, Inc.				579,600
89,875			Tyco International, Ltd.				4,442,521
33,200			United Technologies Corporation				2,938,532
							48,197,725
			Information Technology-10.3%
66,700			Avago Technologies, Ltd.				2,534,600
208,500		*	Brocade Communications Systems, Inc.				1,346,910
24,500		*	CACI International, Inc. - Class "A"				1,545,460
13,800		*	Checkpoint Systems, Inc.				246,744
102,900			Cisco Systems, Inc.				1,606,269
119,800		*	EMC Corporation				3,300,490
60,600			Hewlett-Packard Company				2,205,840
96,100			Intel Corporation				2,129,576
35,900			International Business Machines Corporation				6,158,645
76,500			Intersil Corporation - Class "A"				983,025
151,100			Microsoft Corporation				3,928,600
52,600			National Semiconductor Corporation				1,294,486
65,450		*	NCI, Inc. - Class "A"				1,487,024
152,800		*	NCR Corporation				2,886,392
83,100		*	Parametric Technology Corporation				1,905,483
69,700			QUALCOMM, Inc.				3,958,263
83,100		*	Symantec Corporation				1,638,732
66,100			TE Connectivity, Ltd.				2,429,836
18,900		*	Varian Semiconductor Equipment Associates, Inc.				1,161,216
120,576			Western Union Company				2,415,137
							45,162,728
			Materials-3.6%
72,900			Buckeye Technologies, Inc.				1,966,842
45,900			Celanese Corporation - Series "A"				2,446,929
53,500			Freeport-McMoRan Copper & Gold, Inc.				2,830,150
74,000			Kronos Worldwide, Inc.				2,327,300
13,100			Praxair, Inc.				1,419,909
79,600			RPM International, Inc.				1,832,392
99,050			Temple-Inland, Inc.				2,945,747
							15,769,269
			Telecommunication Services-1.2%
78,200			AT&T, Inc.				2,456,262
77,700			Verizon Communications, Inc.				2,892,771
							5,349,033
			Utilities-.1%
16,100			Atmos Energy Corporation				535,325
Total Value of Common Stocks (cost $193,248,062)							261,381,481
			CORPORATE BONDS-22.5%
			Aerospace/Defense-.5%
$ 1,000	M		BAE Systems Holdings, Inc., 4.95%, 2014		(a)		$ 1,075,128
1,000	M		United Technologies Corp., 6.125%, 2019				1,171,272
							2,246,400
			Agriculture-.3%
1,000	M		Cargill, Inc., 6%, 2017		(a)		1,154,004
			Chemicals-.5%
1,000	M		Chevron Phillips Chemicals, Co., LLC, 8.25%, 2019		(a)		1,241,699
1,000	M		Dow Chemical Co., 4.25%, 2020				979,682
							2,221,381
			Consumer Durables-.4%
1,000	M		Black & Decker Corp., 8.95%, 2014				1,184,043
700	M		Newell Rubbermaid, Inc., 6.75%, 2012				728,029
							1,912,072
			Energy-2.1%
500	M		Canadian Oil Sands, Ltd., 7.75%, 2019		(a)		601,634
1,000	M		DCP Midstream, LLC, 9.75%, 2019		(a)		1,308,852
500	M		Energy Transfer Partners, LP, 8.5%, 2014				582,095
919	M		Maritime & Northeast Pipeline, LLC, 7.5%, 2014		(a)		999,499
1,000	M		Nabors Industries, Inc., 5.375%, 2012				1,036,152
1,000	M		Petrobras International Finance Co., 5.375%, 2021				1,031,809
1,000	M		Reliance Holdings USA, Inc., 4.5%, 2020		(a)		936,057
500	M		Spectra Energy Capital, LLC, 6.2%, 2018				567,760
1,000	M		Suncor Energy, Inc., 6.1%, 2018				1,138,912
1,000	M		Valero Energy Corp., 9.375%, 2019				1,279,125
							9,481,895
			Financial Services-2.8%
1,000	M		Aflac, Inc., 8.5%, 2019				1,224,827
1,000	M		American Express Co., 7%, 2018				1,178,448
1,000	M		Ameriprise Financial, Inc., 5.3%, 2020				1,073,846
1,000	M		BlackRock, Inc., 5%, 2019				1,064,805
1,000	M		Caterpillar Financial Services Corp., 5.85%, 2017				1,167,430
1,000	M		CoBank, ACB, 7.875%, 2018		(a)		1,161,390
1,000	M		ERAC USA Finance Co., 6.375%, 2017		(a)		1,151,556
1,000	M		Ford Motor Credit Co., LLC, 5.625%, 2015				1,037,689
1,000	M		General Electric Capital Corp., 5.625%, 2017				1,105,478
1,000	M		Harley-Davidson Funding Corp., 5.75%, 2014		(a)		1,093,892
1,000	M		Prudential Financial Corp., 4.75%, 2015				1,076,902
							12,336,263
			Financials-3.2%
1,000	M		Bank of America Corp., 5.65%, 2018				1,055,822
1,000	M		Barclays Bank, PLC, 5.125%, 2020				1,016,677
			Citigroup, Inc.:
1,000	M		6.375%, 2014				1,106,509
1,000	M		6.125%, 2017				1,105,923
1,000	M		Goldman Sachs Group, Inc., 6.15%, 2018				1,089,853
2,000	M		JPMorgan Chase & Co., 6%, 2018				2,227,340
1,000	M		Merrill Lynch & Co., Inc., 5%, 2015				1,059,436
1,000	M		Morgan Stanley, 6.625%, 2018				1,103,102
1,000	M		Siemens Financieringsmaatschappij NV, 5.75%, 2016		(a)		1,155,590
1,000	M		SunTrust Banks, Inc., 6%, 2017				1,111,848
1,000	M		UBS AG, 5.875%, 2017				1,098,453
1,000	M		Wells Fargo & Co., 5.625%, 2017				1,106,107
							14,236,660
			Food/Beverage/Tobacco-2.3%
1,000	M		Altria Group, Inc., 9.7%, 2018				1,315,951
1,000	M		Anheuser-Busch InBev Worldwide, Inc., 6.875%, 2019				1,218,137
1,000	M		Bottling Group, LLC, 5.125%, 2019				1,109,262
1,000	M		Bunge Limited Finance Corp., 5.35%, 2014				1,078,804
1,000	M		ConAgra Foods, Inc., 5.875%, 2014				1,099,013
1,000	M		Corn Products International, Inc., 4.625%, 2020				1,010,662
1,000	M		Diageo Capital, PLC, 5.75%, 2017				1,147,903
1,000	M		Dr. Pepper Snapple Group, Inc., 6.82%, 2018				1,197,588
1,000	M		Philip Morris International, Inc., 5.65%, 2018				1,126,294
							10,303,614
			Forest Products/Containers-.3%
1,000	M		International Paper Co., 9.375%, 2019				1,278,888
			Health Care-.8%
1,000	M		Biogen IDEC, Inc., 6.875%, 2018				1,169,403
1,000	M		Novartis, 5.125%, 2019				1,112,238
1,000	M		Roche Holdings, Inc., 6%, 2019		(a)		1,153,962
							3,435,603
			Information Technology-1.8%
1,000	M		Cisco Systems, Inc., 4.95%, 2019				1,087,518
1,000	M		Computer Sciences Corp., 6.5%, 2018				1,072,409
1,000	M		Dell, Inc., 5.875%, 2019				1,124,015
1,000	M		Harris Corp., 4.4%, 2020				1,005,042
1,000	M		International Business Machines Corp., 8.375%, 2019				1,330,965
1,000	M		Motorola, Inc., 6%, 2017				1,139,403
1,000	M		Pitney Bowes, Inc., 5%, 2015				1,076,141
							7,835,493
			Manufacturing-.8%
1,000	M		Ingersoll-Rand Global Holdings Co., 6.875%, 2018				1,186,737
1,000	M		John Deere Capital Corp., 5.35%, 2018				1,120,193
1,000	M		Johnson Controls, Inc., 5%, 2020				1,064,465
							3,371,395
			Media-Broadcasting-1.2%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 2018		(a)		1,329,949
1,000	M		Comcast Corp., 5.15%, 2020				1,078,582
500	M		Cox Communications, Inc., 5.5%, 2015				561,801
1,000	M		DirecTV Holdings, LLC, 7.625%, 2016				1,091,111
1,000	M		Time Warner Cable, Inc., 6.2%, 2013				1,097,428
							5,158,871
			Media-Diversified-.3%
1,000	M		McGraw-Hill Cos., Inc., 5.9%, 2017				1,118,074
			Metals/Mining-1.2%
1,000	M		Alcoa, Inc., 6.15%, 2020				1,061,237
1,000	M		ArcelorMittal, 6.125%, 2018				1,072,590
1,000	M		Newmont Mining Corp., 5.125%, 2019				1,075,820
1,000	M		Rio Tinto Finance USA, Ltd., 6.5%, 2018				1,169,589
1,000	M		Vale Overseas, Ltd., 5.625%, 2019				1,072,259
							5,451,495
			Real Estate Investment Trusts-.8%
1,000	M		Boston Properties, Inc., 5.875%, 2019				1,097,450
1,000	M		Prologis, LP., 6.625%, 2018				1,107,165
1,000	M		Simon Property Group, LP, 5.75%, 2015				1,123,621
							3,328,236
			Retail-General Merchandise-.2%
1,000	M		Home Depot, Inc., 5.875%, 2036				1,026,853
			Telecommunications-.5%
800	M		GTE Corp., 6.84%, 2018				931,904
1,000	M		Verizon Communications, Inc., 8.75%, 2018				1,302,958
							2,234,862
			Transportation-.4%
1,000	M		Con-way, Inc., 7.25%, 2018				1,101,568
750	M		GATX Corp., 8.75%, 2014				872,732
							1,974,300
			Utilities-2.1%
1,000	M		Atmos Energy Corp., 8.5%, 2019				1,277,547
1,000	M		Consolidated Edison Co. of New York, 7.125%, 2018				1,232,137
1,000	M		E. ON International Finance BV, 5.8%, 2018		(a)		1,111,886
1,000	M		Electricite de France SA, 6.5%, 2019		(a)		1,170,632
1,000	M		Exelon Generation Co., LLC, 6.2%, 2017				1,129,586
649	M		Great River Energy Co., 5.829%, 2017		(a)		720,620
1,000	M		Ohio Power Co., 5.375%, 2021				1,079,332
1,000	M		Sempra Energy, 9.8%, 2019				1,343,328
							9,065,068
Total Value of Corporate Bonds (cost $93,978,446)							99,171,427
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-9.0%
			Fannie Mae-5.4%
$ 984	M		4%, 12/1/2040				$ 985,773
3,372	M		5%, 7/1/2039 - 4/1/2040				3,602,351
9,004	M		5.5%, 5/1/2033 - 10/1/2039				9,800,119
5,020	M		6%, 5/1/2036 - 8/1/2037				5,536,714
1,543	M		6.5%, 11/1/2033 - 6/1/2036				1,751,554
909	M		7%, 3/1/2032 - 8/1/2032				1,065,454
							22,741,965
			Freddie Mac-3.6%
4,866	M		4.5%, 9/1/2040 - 7/14/2041			(b)	5,040,428
8,431	M		5.5%, 5/1/2038 - 1/1/2040				9,155,895
1,395	M		6%, 9/1/2032 - 9/1/2037				1,541,648
							15,737,971
Total Value of Residential Mortgage-Backed Securities (cost $36,720,752)							38,479,936
			U.S. GOVERNMENT AGENCY OBLIGATIONS-2.8%
			Fannie Mae:
2,000	M		2.5%, 2014				2,089,222
2,000	M		1.625%, 2015				1,993,438
1,000	M		1% - 5%, 2022			(c)	994,469
1,000	M		1% - 6%, 2026			(c)	999,911
1,000	M		5%, 2031				1,012,683
			Federal Farm Credit Bank:
2,000	M		1.75%, 2013				2,040,070
1,000	M		2.6%, 2016				1,013,923
1,000	M		Freddie Mac, 5.125%, 2016				1,146,535
			Tennessee Valley Authority:
1,000	M		4.375%, 2015				1,105,505
1,000	M		4.5%, 2018				1,108,643
Total Value of U.S. Government Agency Obligations (cost $13,209,001)							13,504,399
			U.S. GOVERNMENT FDIC GUARANTEED DEBT-.5%
			Financials
2,000	M		Citigroup Funding, Inc., 1.875%, 2012 (cost $2,023,514)			(b)	2,039,550
			MUNICIPAL BONDS-.1%
500	M		Citizens Property Ins. Corp. FL, 5%, 2020 (cost $508,940)				508,655
			SHORT-TERM INVESTMENTS-6.0%
			Money Market Fund
26,580	M		First Investors Cash Reserve Fund, .04% (cost $26,580,000)			(d)	26,580,000
Total Value of Investments (cost $366,268,715)				100.3%			441,665,448
Excess of Liabilities Over Other Assets				(.3)			(1,307,204)
Net Assets				100.0%			$ 440,358,244

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
June 30, 2011, the Fund held sixteen 144A securities with an aggregate value of $17,366,350 representing 3.9% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date)

(d)	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
June 30, 2011.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2011, the cost of investments for federal income tax purposes was $367,676,871. Accumulated net unrealized
appreciation on investments was $73,988,577, consisting of
$82,309,565 gross unrealized appreciation and $8,320,988 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$261,381,481	$-	$-	$261,381,481
Corporate Bonds	-	99,171,427	-	99,171,427
Residential Mortgage-Backed
Securities	-	38,479,936	-	38,479,936
U.S. Government Agency
Obligations	-	13,504,399	-	13,504,399
U.S. Government FDIC
Guaranteed Debt	-	2,039,550	-	2,039,550
Municipal Bonds	-	508,655	-	508,655
Money Market Fund	26,580,000	-	-	26,580,000
Total Investments in Securities*	$287,961,481	$153,703,967	$-	$441,665,448

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

Portfolio of Investments (unaudited)
VALUE FUND
June 30, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-96.9%
			Consumer Discretionary-13.0%
148,100			American Eagle Outfitters, Inc.	$ 1,888,275
85,900			American Greetings Corporation - Class "A"	2,065,036
96,800			Best Buy Company, Inc.	3,040,488
198,700			Brown Shoe Company, Inc.	2,116,155
52,100			Carnival Corporation	1,960,523
126,600			Chico's FAS, Inc.	1,928,118
101,400			Comcast Corporation - Special Shares "A"	2,456,922
36,300			Fortune Brands, Inc.	2,314,851
54,600			Genuine Parts Company	2,970,240
64,300			Home Depot, Inc.	2,328,946
121,000			International Game Technology	2,127,180
73,100			J.C. Penney Company, Inc.	2,524,874
167,500			Lowe's Companies, Inc.	3,904,425
68,100			Macy's, Inc.	1,991,244
23,600			McDonald's Corporation	1,989,952
120,000			Newell Rubbermaid, Inc.	1,893,600
28,600			Omnicom Group, Inc.	1,377,376
17,000		*	Ruby Tuesday, Inc.	183,260
20,600			Stage Stores, Inc.	346,080
123,700			Staples, Inc.	1,954,460
61,400			Target Corporation	2,880,274
64,633			Time Warner, Inc.	2,350,702
92,600			Walt Disney Company	3,615,104
				50,208,085
			Consumer Staples-16.1%
63,100			Archer-Daniels-Midland Company	1,902,465
104,300			Avon Products, Inc.	2,920,400
27,700			Clorox Company	1,868,088
69,600			Coca-Cola Company	4,683,384
81,400			ConAgra Foods, Inc.	2,100,934
12,600			Costco Wholesale Corporation	1,023,624
86,700			CVS Caremark Corporation	3,258,186
54,500			Diageo, PLC (ADR)	4,461,915
39,300			H.J. Heinz Company	2,093,904
21,100			Hershey Corporation	1,199,535
72,600			Kimberly-Clark Corporation	4,832,256
144,200			Kraft Foods, Inc. - Class "A"	5,080,166
99,400			Kroger Company	2,465,120
83,413			PepsiCo, Inc.	5,874,778
75,700			Philip Morris International, Inc.	5,054,489
26,600			Procter & Gamble Company	1,690,962
91,150			Safeway, Inc.	2,130,176
85,900			Walgreen Company	3,647,314
110,900			Wal-Mart Stores, Inc.	5,893,226
				62,180,922
			Energy-9.9%
58,217			Chevron Corporation	5,987,036
69,200			ConocoPhillips	5,203,148
40,300			Devon Energy Corporation	3,176,043
31,300			Diamond Offshore Drilling, Inc.	2,203,833
54,500			ExxonMobil Corporation	4,435,210
27,700			Hess Corporation	2,070,852
105,600			Marathon Oil Corporation	5,563,008
62,700			Royal Dutch Shell, PLC - Class "A" (ADR)	4,459,851
42,000			SPDR S&P Oil & Gas Exploration & Production (ETF)	2,468,760
54,200			Tidewater, Inc.	2,916,502
				38,484,243
			Financials-12.9%
38,300			ACE, Ltd.	2,520,906
60,400			Allstate Corporation	1,844,012
38,700			Ameriprise Financial, Inc.	2,232,216
130,887			Bank of America Corporation	1,434,522
97,728			Bank of New York Mellon Corporation	2,503,791
45,803			Capital One Financial Corporation	2,366,641
46,056			Chubb Corporation	2,883,566
46,747			Cincinnati Financial Corporation	1,364,077
47,700			Comerica, Inc.	1,648,989
40,200			EMC Insurance Group, Inc.	767,820
7,000			First Financial Bancorp.	116,830
149,710			First Niagara Financial Group, Inc.	1,976,172
68,100			First Potomac Realty Trust (REIT)	1,042,611
122,000			FirstMerit Corporation	2,014,220
26,100			FXCM, Inc. - Class "A"	258,912
37,900			IBERIABANK Corporation	2,184,556
60,200			Invesco, Ltd.	1,408,680
207,900			Investors Real Estate Trust (REIT)	1,800,414
106,100			JPMorgan Chase & Company	4,343,734
78,700			Morgan Stanley	1,810,887
153,200			People's United Financial, Inc.	2,059,008
37,900			PNC Financial Services Group, Inc.	2,259,219
82,700			Protective Life Corporation	1,912,851
67,300			Tower Group, Inc.	1,603,086
47,100			Unitrin, Inc.	1,397,457
117,400			Wells Fargo & Company	3,294,244
130,500			Westfield Financial, Inc.	1,059,660
				50,109,081
			Health Care-9.6%
116,900			Abbott Laboratories	6,151,278
42,800			Baxter International, Inc.	2,554,732
23,500			Becton, Dickinson & Company	2,024,995
67,000			GlaxoSmithKline, PLC (ADR)	2,874,300
97,900			Johnson & Johnson	6,512,308
70,600			Medtronic, Inc.	2,720,218
106,411			Merck & Company, Inc.	3,755,244
69,000			Novartis AG (ADR)	4,216,590
205,900			Pfizer, Inc.	4,241,540
36,200			Quest Diagnostics, Inc.	2,139,420
				37,190,625
			Industrials-12.7%
38,600			3M Company	3,661,210
33,600			Armstrong World Industries, Inc.	1,530,816
77,500			Avery Dennison Corporation	2,993,825
58,800			Con-way, Inc.	2,282,028
75,500			Curtiss-Wright Corporation	2,443,935
45,700			Dover Corporation	3,098,460
37,000			Dun & Bradstreet Corporation	2,794,980
55,400			Equifax, Inc.	1,923,488
46,100			General Dynamics Corporation	3,435,372
156,800			General Electric Company	2,957,248
53,900			Honeywell International, Inc.	3,211,901
57,900			Illinois Tool Works, Inc.	3,270,771
74,100			ITT Corporation	4,366,713
51,600			Pitney Bowes, Inc.	1,186,284
52,600			TAL International Group, Inc.	1,816,278
41,300			Textainer Group Holdings, Ltd.	1,269,562
21,000			Triumph Group, Inc.	2,091,180
40,475			Tyco International, Ltd.	2,000,679
40,400			United Parcel Service, Inc. - Class "B"	2,946,372
				49,281,102
			Information Technology-9.2%
87,500			Automatic Data Processing, Inc.	4,609,500
73,365			Bel Fuse, Inc. - Class "B"	1,591,287
250,000			Cisco Systems, Inc.	3,902,500
124,100			Hewlett-Packard Company	4,517,240
90,000			Intel Corporation	1,994,400
154,700			Intersil Corporation - Class "A"	1,987,895
178,500			Microsoft Corporation	4,641,000
89,800			Molex, Inc.	2,314,146
116,200			National Semiconductor Corporation	2,859,682
23,600			QUALCOMM, Inc.	1,340,244
51,275			TE Connectivity, Ltd.	1,884,869
56,400			Texas Instruments, Inc.	1,851,612
100,600			Western Union Company	2,015,018
				35,509,393
			Materials-5.5%
76,200			Alcoa, Inc.	1,208,532
87,800			Bemis Company, Inc.	2,965,884
22,600			Compass Minerals International, Inc.	1,945,182
109,100			Dow Chemical Company	3,927,600
72,700			DuPont (E.I.) de Nemours & Company	3,929,435
129,000			Glatfelter	1,984,020
93,800			H.B. Fuller Company	2,290,596
55,700			Sonoco Products Company	1,979,578
70,700			Steel Dynamics, Inc.	1,148,875
				21,379,702
			Telecommunication Services-3.8%
208,230			AT&T, Inc.	6,540,504
29,045			CenturyLink, Inc.	1,174,289
47,000			Telephone & Data Systems, Inc. - Special Shares	1,265,710
158,328			Verizon Communications, Inc.	5,894,552
				14,875,055
			Utilities-4.2%
52,900			American Electric Power Company, Inc.	1,993,272
68,250			MDU Resources Group, Inc.	1,535,625
43,600			NextEra Energy, Inc.	2,505,256
130,300			NiSource, Inc.	2,638,575
16,900			ONEOK, Inc.	1,250,769
87,600			Portland General Electric Company	2,214,528
56,300			Southwest Gas Corporation	2,173,743
66,400			Vectren Corporation	1,849,904
				16,161,672
Total Value of Common Stocks (cost $314,787,608)				375,379,880
			PREFERRED STOCKS-.3%
			Telecommunication Services
49,500			AT&T, Inc., 6.375%, 2056 (cost $1,235,523)	1,324,125
			SHORT-TERM INVESTMENTS-2.5%
			Money Market Fund
$ 9,725	M		First Investors Cash Reserve Fund, .04% (cost $9,725,000)**	9,725,000
Total Value of Investments (cost $325,748,131)			99.7%	386,429,005
Other Assets, Less Liabilities			.3	804,443
Net Assets			100.0%	$ 387,233,448

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at June 30, 2011.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2011, the cost of investments for federal income tax purposes was $325,767,235. Accumulated net unrealized
appreciation on investments was $60,661,770, consisting of
$79,527,028 gross unrealized appreciation and $18,865,258
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$375,379,880	$-	$-	$375,379,880
Preferred Stocks	1,324,125	-	-	1,324,125
Money Market Fund	9,725,000	-	-	9,725,000
Total Investments in Securities*	$386,429,005	$-	$-	$386,429,005

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
BLUE CHIP FUND
June 30, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.0%
			Consumer Discretionary-9.1%
154,400			Best Buy Company, Inc.	$ 4,849,704
117,500			CBS Corporation - Class "B"	3,347,575
65,000			Home Depot, Inc.	2,354,300
45,000			Kohl's Corporation	2,250,450
75,000			Limited Brands, Inc.	2,883,750
181,100			Lowe's Companies, Inc.	4,221,441
29,100			McDonald's Corporation	2,453,712
66,800			Target Corporation	3,133,588
88,133			Time Warner, Inc.	3,205,397
43,000			Viacom, Inc. - Class "B"	2,193,000
100,000			Walt Disney Company	3,904,000
90,000			Wyndham Worldwide Corporation	3,028,500
				37,825,417
			Consumer Staples-11.7%
110,500			Avon Products, Inc.	3,094,000
91,300			Coca-Cola Company	6,143,577
28,400			Costco Wholesale Corporation	2,307,216
90,000			CVS Caremark Corporation	3,382,200
124,324			Kraft Foods, Inc. - Class "A"	4,379,935
113,600			Kroger Company	2,817,280
116,000			PepsiCo, Inc.	8,169,880
81,700			Philip Morris International, Inc.	5,455,109
65,000			Procter & Gamble Company	4,132,050
110,500			Walgreen Company	4,691,830
80,000			Wal-Mart Stores, Inc.	4,251,200
				48,824,277
			Energy-11.6%
38,000			Anadarko Petroleum Corporation	2,916,880
99,800			Chevron Corporation	10,263,432
80,270			ConocoPhillips	6,035,501
48,500			Devon Energy Corporation	3,822,285
105,000			ExxonMobil Corporation	8,544,900
26,700			Hess Corporation	1,996,092
100,000			Marathon Oil Corporation	5,268,000
69,800			Noble Corporation	2,750,818
48,300			Schlumberger, Ltd.	4,173,120
65,000			Suncor Energy, Inc.	2,541,500
				48,312,528
			Financials-14.1%
49,500			ACE, Ltd.	3,258,090
69,300			Allstate Corporation	2,115,729
92,800			American Express Company	4,797,760
51,400			Ameriprise Financial, Inc.	2,964,752
80,000			Bank of New York Mellon Corporation	2,049,600
55,200			Capital One Financial Corporation	2,852,184
49,900			Chubb Corporation	3,124,239
173,668			JPMorgan Chase & Company	7,109,968
30,700			M&T Bank Corporation	2,700,065
71,000			MetLife, Inc.	3,114,770
84,600			Morgan Stanley	1,946,646
46,400			Northern Trust Corporation	2,132,544
55,000			PNC Financial Services Group, Inc.	3,278,550
30,000			SPDR S&P 500 ETF Trust (ETF)	3,959,100
66,000			State Street Corporation	2,975,940
57,700			Travelers Companies, Inc.	3,368,526
142,600			U.S. Bancorp	3,637,726
126,600			Wells Fargo & Company	3,552,396
				58,938,585
			Health Care-15.0%
136,600			Abbott Laboratories	7,187,892
69,900		*	Amgen, Inc.	4,078,665
83,600			Bristol-Myers Squibb Company	2,421,056
55,900		*	Gilead Sciences, Inc.	2,314,819
130,000			Johnson & Johnson	8,647,600
26,800			McKesson Corporation	2,241,820
104,300			Medtronic, Inc.	4,018,679
123,300			Merck & Company, Inc.	4,351,257
77,300			Novartis AG (ADR)	4,723,803
354,078			Pfizer, Inc.	7,294,007
57,500			St. Jude Medical, Inc.	2,741,600
48,600			Teva Pharmaceutical Industries, Ltd. (ADR)	2,343,492
71,000		*	Thermo Fisher Scientific, Inc.	4,571,690
60,000			UnitedHealth Group, Inc.	3,094,800
39,900		*	Zimmer Holdings, Inc.	2,521,680
				62,552,860
			Industrials-12.4%
43,400			3M Company	4,116,490
32,000			Caterpillar, Inc.	3,406,720
219,900			General Electric Company	4,147,314
40,000			Goodrich Corporation	3,820,000
55,200			Honeywell International, Inc.	3,289,368
43,500			Illinois Tool Works, Inc.	2,457,315
66,000			Ingersoll-Rand, PLC	2,997,060
68,300			ITT Corporation	4,024,919
37,600			Northrop Grumman Corporation	2,607,560
37,800			Parker Hannifin Corporation	3,392,172
62,100			Raytheon Company	3,095,685
105,800			Republic Services, Inc.	3,263,930
67,475			Tyco International, Ltd.	3,335,289
29,100			United Parcel Service, Inc. - Class "B"	2,122,263
64,700			United Technologies Corporation	5,726,597
				51,802,682
			Information Technology-18.8%
84,300		*	Adobe Systems, Inc.	2,651,235
20,000		*	Apple, Inc.	6,713,400
49,000			Automatic Data Processing, Inc.	2,581,320
97,500			CA, Inc.	2,226,900
313,100			Cisco Systems, Inc.	4,887,491
115,000		*	eBay, Inc.	3,711,050
190,000		*	EMC Corporation	5,234,500
141,300			Hewlett-Packard Company	5,143,320
298,400			Intel Corporation	6,612,544
42,900			International Business Machines Corporation	7,359,495
426,345			Microsoft Corporation	11,084,970
205,000		*	NCR Corporation	3,872,450
164,100			Oracle Corporation	5,400,531
73,170			QUALCOMM, Inc.	4,155,324
90,000		*	Symantec Corporation	1,774,800
63,400			Texas Instruments, Inc.	2,081,422
144,200			Western Union Company	2,888,326
				78,379,078
			Materials-1.8%
91,200			Dow Chemical Company	3,283,200
49,400			DuPont (E.I.) de Nemours & Company	2,670,070
32,300			Freeport-McMoRan Copper & Gold, Inc.	1,708,670
				7,661,940
			Telecommunication Services-3.0%
201,300			AT&T, Inc.	6,322,833
166,400			Verizon Communications, Inc.	6,195,072
				12,517,905
			Utilities-1.5%
71,700			American Electric Power Company, Inc.	2,701,656
58,300			NextEra Energy, Inc.	3,349,918
				6,051,574
Total Value of Common Stocks (cost $299,452,928)				412,866,846
			SHORT-TERM INVESTMENTS-.7%
			Money Market Fund
$ 2,820	M		First Investors Cash Reserve Fund, .04% (cost $2,820,000)**	2,820,000
Total Value of Investments (cost $302,272,928)			99.7%	415,686,846
Other Assets, Less Liabilities			.3	1,240,463
Net Assets			100.0%	$ 416,927,309

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at June 30, 2011.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund

At June 30, 2011, the cost of investments for federal income tax purposes was $308,867,679. Accumulated net unrealized
appreciation on investments was $106,819,167, consisting of
$116,712,570 gross unrealized appreciation and $9,893,403
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$412,866,846	$-	$-	$412,866,846
Money Market Fund	2,820,000	-	-	2,820,000
Total Investments in Securities*	$415,686,846	$-	$-	$415,686,846

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
June 30, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.7%
			Consumer Discretionary-15.3%
202,800			American Greetings Corporation - Class "A"	$ 4,875,312
210,000			Best Buy Company, Inc.	6,596,100
98,000		*	BorgWarner, Inc.	7,917,420
167,300			Brown Shoe Company, Inc.	1,781,745
345,000			CBS Corporation - Class "B"	9,829,050
75,600			CEC Entertainment, Inc.	3,032,316
70,000			Coach, Inc.	4,475,100
160,000		*	GameStop Corporation - Class "A"	4,267,200
145,000		*	GNC Acquisition Holdings, Inc.	3,162,450
160,000			Home Depot, Inc.	5,795,200
185,000			Limited Brands, Inc.	7,113,250
75,000			Lincoln Educational Services Corporation	1,286,250
85,000			McDonald's Corporation	7,167,200
445,000		*	Morgans Hotel Group Company	3,199,550
285,000			Newell Rubbermaid, Inc.	4,497,300
25,000			NIKE, Inc. - Class "B"	2,249,500
41,700			Oxford Industries, Inc.	1,407,792
675,000		*	Pier 1 Imports, Inc.	7,809,750
300,000		*	Ruby Tuesday, Inc.	3,234,000
135,000		*	Steiner Leisure, Ltd.	6,166,800
631,800			Stewart Enterprises, Inc. - Class "A"	4,612,140
115,000		*	TRW Automotive Holdings Corporation	6,788,450
80,000			Tupperware Brands Corporation	5,396,000
235,000			Wyndham Worldwide Corporation	7,907,750
				120,567,625
			Consumer Staples-9.9%
420,000			Altria Group, Inc.	11,092,200
175,000			Avon Products, Inc.	4,900,000
125,000			Coca-Cola Company	8,411,250
165,000			CVS Caremark Corporation	6,200,700
80,000			McCormick & Company, Inc.	3,965,600
150,000			Nu Skin Enterprises, Inc. - Class "A"	5,632,500
76,000			PepsiCo, Inc.	5,352,680
225,000			Philip Morris International, Inc.	15,023,250
70,562			Procter & Gamble Company	4,485,626
140,000			Walgreen Company	5,944,400
130,000			Wal-Mart Stores, Inc.	6,908,200
				77,916,406
			Energy-9.3%
100,000			Anadarko Petroleum Corporation	7,676,000
45,000			Chevron Corporation	4,627,800
110,750			ConocoPhillips	8,327,292
145,000			Ensco, PLC (ADR)	7,728,500
135,490			ExxonMobil Corporation	11,026,176
6,920			Hugoton Royalty Trust	157,361
185,019			Marathon Oil Corporation	9,746,801
202,700			Noble Corporation	7,988,407
60,000			Sasol, Ltd. (ADR)	3,173,400
237,900			Suncor Energy, Inc.	9,301,890
53,208			Transocean, Ltd.	3,435,108
				73,188,735
			Financials-11.9%
120,700			American Express Company	6,240,190
125,000			Ameriprise Financial, Inc.	7,210,000
375,000			Brookline Bancorp, Inc.	3,476,250
63,745			Capital One Financial Corporation	3,293,704
145,300			Discover Financial Services	3,886,775
300,000			Financial Select Sector SPDR Fund (ETF)	4,599,000
291,500			First Niagara Financial Group, Inc.	3,847,800
290,000			FirstMerit Corporation	4,787,900
40,000			IBERIABANK Corporation	2,305,600
130,000			Invesco, Ltd.	3,042,000
223,062			JPMorgan Chase & Company	9,132,158
68,000			M&T Bank Corporation	5,980,600
165,750			Morgan Stanley	3,813,908
450,000			New York Community Bancorp, Inc.	6,745,500
115,000			PNC Financial Services Group, Inc.	6,855,150
200,000			SPDR KBW Regional Banking (ETF)	5,090,000
357,666		*	Sunstone Hotel Investors, Inc. (REIT)	3,315,564
100,000			U.S. Bancorp	2,551,000
235,000			Urstadt Biddle Properties - Class "A" (REIT)	4,255,850
110,450			Wells Fargo & Company	3,099,227
				93,528,176
			Health Care-9.5%
155,000			Abbott Laboratories	8,156,100
45,532		*	Amgen, Inc.	2,656,792
55,000			Baxter International, Inc.	3,282,950
120,000		*	Gilead Sciences, Inc.	4,969,200
124,200			Hill-Rom Holdings, Inc.	5,718,168
170,625			Johnson & Johnson	11,349,975
80,000			Medtronic, Inc.	3,082,400
180,000			Merck & Company, Inc.	6,352,200
499,375			Pfizer, Inc.	10,287,125
121,875			Sanofi-Aventis (ADR)	4,895,719
65,000			St. Jude Medical, Inc.	3,099,200
165,000		*	Thermo Fisher Scientific, Inc.	10,624,350
				74,474,179
			Industrials-18.4%
110,000			3M Company	10,433,500
150,000		*	Altra Holdings, Inc.	3,598,500
124,200			Armstrong World Industries, Inc.	5,658,552
75,000			Caterpillar, Inc.	7,984,500
175,500			Chicago Bridge & Iron Company NV - NY Shares	6,826,950
88,800		*	Esterline Technologies Corporation	6,784,320
48,700		*	Generac Holdings, Inc.	944,780
124,075			General Electric Company	2,340,055
75,000			Goodrich Corporation	7,162,500
136,500			Honeywell International, Inc.	8,134,035
134,275			IDEX Corporation	6,156,509
55,000			Lockheed Martin Corporation	4,453,350
168,210		*	Mobile Mini, Inc.	3,564,370
60,000			Northrop Grumman Corporation	4,161,000
85,000			Parker Hannifin Corporation	7,627,900
224,538		*	PGT, Inc.	406,414
96,743		*	Pinnacle Airlines Corporation	439,213
75,000			Raytheon Company	3,738,750
80,000			Republic Services, Inc.	2,468,000
125,000			Snap-on, Inc.	7,810,000
443,100			TAL International Group, Inc.	15,300,243
170,000			Textainer Group Holdings, Ltd.	5,225,800
145,000		*	Thermon Group Holdings, Inc.	1,740,000
265,000			Tyco International, Ltd.	13,098,950
100,000			United Technologies Corporation	8,851,000
				144,909,191
			Information Technology-17.2%
200,000			Avago Technologies, Ltd.	7,600,000
600,000		*	Brocade Communications Systems, Inc.	3,876,000
75,000		*	CACI International, Inc. - Class "A"	4,731,000
41,700		*	Checkpoint Systems, Inc.	745,596
300,000			Cisco Systems, Inc.	4,683,000
361,725		*	EMC Corporation	9,965,524
180,000			Hewlett-Packard Company	6,552,000
285,375			Intel Corporation	6,323,910
108,525			International Business Machines Corporation	18,617,464
231,900			Intersil Corporation - Class "A"	2,979,915
450,000			Microsoft Corporation	11,700,000
158,600			National Semiconductor Corporation	3,903,146
185,000		*	NCI, Inc. - Class "A"	4,203,200
460,000		*	NCR Corporation	8,689,400
248,625		*	Parametric Technology Corporation	5,700,971
209,800			QUALCOMM, Inc.	11,914,542
250,000		*	Symantec Corporation	4,930,000
200,000			TE Connectivity, Ltd.	7,352,000
52,500		*	Varian Semiconductor Equipment Associates, Inc.	3,225,600
360,000			Western Union Company	7,210,800
				134,904,068
			Materials-6.0%
210,000			Buckeye Technologies, Inc.	5,665,800
136,900			Celanese Corporation - Series "A"	7,298,139
160,000			Freeport-McMoRan Copper & Gold, Inc.	8,464,000
222,400			Kronos Worldwide, Inc.	6,994,480
40,000			Praxair, Inc.	4,335,600
241,300			RPM International, Inc.	5,554,726
297,350			Temple-Inland, Inc.	8,843,189
				47,155,934
			Telecommunication Services-2.0%
234,000			AT&T, Inc.	7,349,940
230,000			Verizon Communications, Inc.	8,562,900
				15,912,840
			Utilities-.2%
50,000			Atmos Energy Corporation	1,662,500
Total Value of Common Stocks (cost $601,332,012)				784,219,654
			SHORT-TERM INVESTMENTS-.3%
			Money Market Fund
$ 2,125	M		First Investors Cash Reserve Fund, .04% (cost $2,125,000)**	2,125,000
Total Value of Investments (cost $603,457,012)			100.0%	786,344,654
Excess of Liabilities Over Other Assets			-	(351,913)
Net Assets			100.0%	$ 785,992,741

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at June 30, 2011.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2011, the cost of investments for federal income tax purposes was $606,546,322. Accumulated net unrealized
appreciation on investments was $179,798,332, consisting of
$217,430,180 gross unrealized appreciation and $37,631,848
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$784,219,654	$-	$-	$784,219,654
Money Market Fund	2,125,000	-	-	2,125,000
Total Investments in Securities*	$786,344,654	$-	$-	$786,344,654

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
GLOBAL FUND
June 30, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-96.9%
			United States-41.9%
29,800			Aflac, Inc.	$ 1,391,064
12,550			Allegheny Technologies, Inc.	796,549
45,535		*	Alpha Natural Resources, Inc.	2,069,110
17,100			American Electric Power Company, Inc.	644,328
63,790			Ameriprise Financial, Inc.	3,679,407
16,095		*	Amgen, Inc.	939,143
26,520			Analog Devices, Inc.	1,037,993
9,010			Apache Corporation	1,111,744
10,920		*	Apple, Inc.	3,665,516
23,900		*	Arrow Electronics, Inc.	991,850
125,100			Assured Guaranty, Ltd.	2,040,381
65,705			AT&T, Inc.	2,063,794
17,000		*	Atwood Oceanics, Inc.	750,210
21,015			Boeing Company	1,553,639
17,400			Buckle, Inc.	742,980
39,395			Cardinal Health, Inc.	1,789,321
39,000			Carnival Corporation	1,467,570
65,400			CBS Corporation - Class "B"	1,863,246
185,315			Cisco Systems, Inc.	2,892,767
39,835			Citigroup, Inc.	1,658,729
44,000			Corning, Inc.	798,600
17,000			Covidien, PLC	904,910
61,900			CVS Caremark Corporation	2,326,202
11,300			Deere & Company	931,685
15,600			Dover Corporation	1,057,680
58,820		*	eBay, Inc.	1,898,121
125,005		*	EMC Corporation	3,443,888
72,595			ExxonMobil Corporation	5,907,781
22,010			Flowserve Corporation	2,418,679
22,225			Fluor Corporation	1,437,069
104,055		*	Ford Motor Company	1,434,918
16,300			Freeport-McMoRan Copper & Gold, Inc.	862,270
83,240			General Electric Company	1,569,906
13,200		*	Gilead Sciences, Inc.	546,612
8,335			Goldman Sachs Group, Inc.	1,109,305
5,205		*	Google, Inc. - Class "A"	2,635,708
44,140			Guess?, Inc.	1,856,528
14,700			H.J. Heinz Company	783,216
12,100			Halliburton Company	617,100
42,325			Hartford Financial Services Group, Inc.	1,116,110
23,600			Hewlett-Packard Company	859,040
49,310			Honeywell International, Inc.	2,938,383
7,000			International Business Machines Corporation	1,200,850
36,810		*	ITT Educational Services, Inc.	2,880,014
43,400		*	JDS Uniphase Corporation	723,044
51,505			JPMorgan Chase & Company	2,108,615
33,125			Lowe's Companies, Inc.	772,144
10,400			McDonald's Corporation	876,928
21,800			Medtronic, Inc.	839,954
92,495			Microsoft Corporation	2,404,870
12,225			Monsanto Company	886,802
13,220			NextEra Energy, Inc.	759,621
47,400			Noble Corporation	1,868,034
50,770			Nordstrom, Inc.	2,383,144
111,095			Oracle Corporation	3,656,136
19,050			Peabody Energy Corporation	1,122,236
50,730			PepsiCo, Inc.	3,572,914
74,689			Pfizer, Inc.	1,538,593
37,970			Philip Morris International, Inc.	2,535,257
16,235			Precision Castparts Corporation	2,673,093
54,895			Procter & Gamble Company	3,489,675
39,730			QUALCOMM, Inc.	2,256,267
26,010			Raytheon Company	1,296,599
6,300			Ross Stores, Inc.	504,756
22,545			St. Jude Medical, Inc.	1,074,946
31,475			Starbucks Corporation	1,242,948
24,765		*	Thermo Fisher Scientific, Inc.	1,594,618
12,755			TJX Companies, Inc.	670,020
20,900		*	Ultra Petroleum Corporation	957,220
30,175			United Parcel Service, Inc. - Class "B"	2,200,663
39,285			UnitedHealth Group, Inc.	2,026,320
22,000			Wal-Mart Stores, Inc.	1,169,080
122,470			Wells Fargo & Company	3,436,508
26,800		*	WESCO International, Inc.	1,449,612
75,095			Western Union Company	1,504,153
16,400		*	Whiting Petroleum Corporation	933,324
				129,212,010
			United Kingdom-11.1%
41,192			AstraZeneca, PLC	2,059,464
23,300			AstraZeneca, PLC (ADR)	1,166,631
319,785			Barclays, PLC	1,312,276
33,486			BG Group, PLC	760,565
56,625			BP, PLC (ADR)	2,507,921
70,081			Capita Group, PLC	805,153
25,500			Ensco, PLC (ADR)	1,359,150
144,554			Experian, PLC	1,841,885
204,795		*	Glencore International, PLC	1,614,345
198,707			HSBC Holdings, PLC	1,970,735
104,161			Imperial Tobacco Group, PLC	3,468,849
47,242			InterContinental Hotels Group, PLC (ADR)	967,380
424,790			National Grid, PLC	4,183,007
5,330			Reed Elsevier, PLC	48,541
53,447			Rio Tinto, PLC	3,860,372
12,975			Rio Tinto, PLC (ADR)	938,352
61,682			Standard Chartered, PLC	1,620,742
1,364,453			Vodafone Group, PLC	3,619,159
5,797			WPP, PLC	72,646
				34,177,173
			France-7.5%
41,356			Accor SA	1,849,774
33,642			BNP Paribas	2,593,551
37,044			Danone SA	2,764,865
24,647			Essilor International SA	1,999,404
31,134			Pernod Ricard SA	3,069,972
38,478			Safran SA	1,641,539
20,183			Schneider Electric SA	3,369,279
10,439			Unibail-Rodamco	2,411,427
28,164			Vallourec SA	3,432,909
				23,132,720
			Japan-6.1%
66,700			Bridgestone Corporation	1,531,951
71,800			Chubu Electric Power Company, Inc.	1,397,736
12,500			Daito Trust Construction Company, Ltd.	1,057,898
59,800			Denso Corporation	2,217,087
21,400			Eisai Company, Ltd.	832,301
13,500			FANUC, Ltd.	2,250,383
177			INPEX Corporation	1,304,462
62,400			JS Group Corporation	1,604,400
148,000			Mitsubishi Electric Corporation	1,713,756
296,800			Mitsubishi UFJ Financial Group, Inc.	1,441,839
59,000			Mitsui Fudosan Company, Ltd.	1,012,943
55,800			Nissan Motor Company, Ltd.	584,563
56,700		*	Promise Company, Ltd.	481,242
15,200			Shin-Etsu Chemical Company, Ltd.	812,174
36,500			Sony Financial Holdings, Inc.	657,822
				18,900,557
			Switzerland-5.2%
51,167			ABB, Ltd.	1,327,463
10,187			Compagnie Financiere Richemont SA	666,594
13,597			Kuehne & Nagel International AG	2,062,657
18,146			Roche Holding AG - Genusscheine	3,033,507
993			SGS SA - Registered	1,883,440
31,157			Swiss Re, Ltd.	1,746,938
221,650		*	UBS AG - Registered	4,039,013
69,410		*	UBS AG - Registered	1,267,427
				16,027,039
			Canada-4.0%
8,100			Agrium, Inc.	710,856
68,495			Barrick Gold Corporation	3,102,139
72,800			Canadian Natural Resources, Ltd.	3,043,705
44,200			EnCana Corporation	1,360,211
8,500			First Quantum Minerals, Ltd.	1,241,488
10,940			Imperial Oil, Ltd.	509,695
40,000			Potash Corp. of Saskatchewan, Inc.	2,279,600
				12,247,694
			Germany-3.4%
37,770			Beiersdorf AG	2,453,457
20,840		*	Continental AG	2,195,613
17,141			HeidelbergCement AG	1,096,033
143,531			Infineon Technologies AG	1,612,423
48,748			SAP AG	2,954,883
				10,312,409
			Brazil-3.0%
75,200			Banco Santander Brasil SA (ADS)	880,592
6,400			CETIP SA - Balcao Organizado de Ativos e Derivatos	98,647
60		*	CETIP SA - Receipts	898
45,300			Cia de Concessoes Rodoviarias	1,347,764
42,450			Itau Unibanco Holdings SA (ADR)	999,698
99,400			Julio Simoes Logistica SA	731,701
25,500			Localiza Rent a Car SA	453,116
356,100			PDG Realty SA	2,003,597
65,800			Petroleo Brasileiro SA - Petrobras (ADR)	2,227,988
20,600		*	Raia SA	340,861
				9,084,862
			China-2.1%
765,690			Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd.	1,466,159
382,500			China Shenhua Energy Co., Ltd.	1,833,017
163,000			Hengan International Group Company, Ltd.	1,465,791
437,000			Huabao International Holdings, Ltd.	397,617
15,700		*	Longtop Financial Technologies, Ltd. (ADR) (a)	74,300
3,600		*	New Oriental Education & Technology Group, Inc. (ADR)	402,192
580,000			Shandong Weigao Group Medical Polymer Company, Ltd.	837,611
				6,476,687
			Netherlands-1.8%
72,770			ASML Holding NV	2,689,579
98,408			ING Groep NV	1,212,475
122,386			Koninklijke (Royal) KPN NV	1,779,728
				5,681,782
			Hong Kong-1.8%
812,400		*	AIA Group, Ltd.	2,828,150
426,000			Hang Lung Properties, Ltd.	1,751,663
350,295			Shangri-La Asia, Ltd.	860,029
				5,439,842
			Sweden-1.1%
95,002			Assa Abloy AB - Class "B"	2,559,617
26,019			Atlas Copco AB	686,891
				3,246,508
			Italy-1.0%
445,311			Snam Rete Gas SpA	2,635,242
254,319			Unicredit SpA	538,207
				3,173,449
			Ireland-.9%
130,275			CRH, PLC	2,903,466
			South Korea-.9%
3,649			Samsung Electronics Company, Ltd.	2,836,110
			Israel-.9%
58,775			Teva Pharmaceutical Industries, Ltd. (ADR)	2,834,131
			Denmark-.7%
55,155			DSV A/S	1,323,669
11,839			FLSmidth & Company A/S	1,006,407
				2,330,076
			Finland-.7%
6,524			Elisa Oyj	140,379
26,324			Kone Oyj - Class "B"	1,653,413
5,201			Nokian Renkaat Oyj	261,105
				2,054,897
			Taiwan-.5%
782			HTC Corporation	105,198
110,300			Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,390,883
				1,496,081
			Mexico-.5%
27,200			America Movil SA de CV (ADR) - Series "L"	1,465,536
			India-.5%
162,040			Bharti Airtel, Ltd.	1,434,699
			Belgium-.4%
24,667			Umicore SA	1,345,112
			Chile-.4%
49,000			Enersis SA (ADR)	1,131,900
			Norway-.2%
33,140			Frontline, Ltd.	480,218
			Spain-.2%
40,686			Banco Bilbao Vizcaya Argentaria SA	477,503
			Malaysia-.1%
397,400			Airasia Berhad	464,667
			Australia-0%
39,508			Fortescue Metals Group, Ltd.	270,589
			Colombia-0%
2,700			Bancolombia SA (ADR)	180,171
Total Value of Common Stocks (cost $245,812,090)				298,817,888
			SHORT-TERM INVESTMENTS-3.3%
			Money Market Fund
$ 10,175	M		First Investors Cash Reserve Fund, .04% (cost $10,175,000)** (b)	10,175,000
Total Value of Investments (cost $255,987,090)			100.2%	308,992,888
Excess of Liabilities Over Other Assets			(.2)	(536,929)
Net Assets			100.0%	$ 308,455,959

*	Non-income producing

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2011, the Fund held one security that was fair valued by the Valuation Committee with a value of $74,300 representing .0% of the Fund's net assets.

(b)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc.
Rate shown is the 7-day yield at June 30, 2011.

Summary of Abbreviations:
ADR American Depositary Receipts
ADS American Depositary Shares

At June 30, 2011, the cost of investments for federal income tax purposes was
$263,380,706. Accumulated net unrealized appreciation on investments was
$45,612,182, consisting of $51,392,004 gross unrealized appreciation and
$5,779,822 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2		Level 3	Total
Common Stocks
Industrials	$24,619,206	$28,534,070		$-	$53,153,276
Financials	21,714,490	25,407,486		-	47,121,976
Information Technology	34,154,463	7,403,416		74,300	41,632,179
Consumer Discretionary	19,100,985	11,255,283		-	30,356,268
Energy	26,345,429	4,378,262		-	30,723,691
Materials	12,830,018	10,287,746		-	23,117,764
Consumer Staples	14,217,205	13,222,934		-	27,440,139
Health Care	15,255,179	8,762,287		-	24,017,466
Telecommunications Services	5,309,058	5,194,237		-	10,503,295
Utilities	2,535,849	8,215,985		-	10,751,834
Money Market Fund	10,175,000	-		-	10,175,000
Total Investments in Securities*	$186,256,882	$122,661,706	**	$74,300	$308,992,888

* The Portfolio of Investments provides information on the country categorization for the portfolio.

** Includes certain securities trading outside of the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $122,661,706 of investment securities were classified as Level
2 instead of Level 1.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Common Stocks
Balance, December 31, 2010	$-
Net purchases (sales)	-
Change in unrealized
appreciation (depreciation)	(222,901)
Realized gain (loss)	-
Transfer in and/or out of Level 3	297,201
Balance, June 30, 2011	$74,300

The following is a summary of Level 3 inputs by industry:

Information Technology	$74,300

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
June 30, 2011

Shares or
Principal
Amount		Security	Value
		COMMON STOCKS-98.8%
		Consumer Discretionary-15.5%
55,700		Autoliv, Inc.	$ 4,369,665
135,100	*	Bed Bath & Beyond, Inc.	7,885,787
27,600	*	Chipotle Mexican Grill, Inc.	8,506,044
125,400		Mattel, Inc.	3,447,246
11,085	*	Priceline.com, Inc.	5,674,744
105,800		Ross Stores, Inc.	8,476,696
			38,360,182
		Consumer Staples-7.7%
208,200		Coca-Cola Enterprises, Inc.	6,075,276
98,400		Corn Products International, Inc.	5,439,552
121,000		Whole Foods Market, Inc.	7,677,450
			19,192,278
		Energy-9.0%
54,400		Chevron Corporation	5,594,496
46,800		ExxonMobil Corporation	3,808,584
71,400		Helmerich & Payne, Inc.	4,720,968
50,500		Noble Energy, Inc.	4,526,315
34,300		Occidental Petroleum Corporation	3,568,572
			22,218,935
		Financials-9.1%
119,600		American Express Company	6,183,320
66,300		Capital One Financial Corporation	3,425,721
206,300		East West Bancorp, Inc.	4,169,323
31,100		Franklin Resources, Inc.	4,083,119
113,900		JPMorgan Chase & Company	4,663,066
			22,524,549
		Health Care-15.1%
88,800		Aetna, Inc.	3,915,192
83,100		Cooper Companies, Inc.	6,584,844
173,500	*	Endo Pharmaceuticals Holdings, Inc.	6,969,495
126,000	*	Express Scripts, Inc.	6,801,480
69,300		McKesson Corporation	5,796,945
105,000	*	Watson Pharmaceuticals, Inc.	7,216,650
			37,284,606
		Industrials-12.6%

238,800			CSX Corporation	6,261,336
83,600			Eaton Corporation	4,301,220
105,800			Illinois Tool Works, Inc.	5,976,642
76,500			Manpower, Inc.	4,104,225
72,300			Parker Hannifin Corporation	6,488,202
72,300			Ryder System, Inc.	4,110,255
				31,241,880
			Information Technology-22.7%
99,000		*	ANSYS, Inc.	5,412,330
30,200		*	Apple, Inc.	10,137,234
117,000		*	Arrow Electronics, Inc.	4,855,500
159,500		*	BMC Software, Inc.	8,724,650
117,700		*	Check Point Software Technologies, Ltd.	6,691,245
43,400			International Business Machines Corporation	7,445,270
215,100		*	TIBCO Software, Inc.	6,242,202
66,500		*	VMware, Inc. - Class "A"	6,665,295
				56,173,726
			Materials-4.3%
43,700			CF Industries Holdings, Inc.	6,190,979
47,900			PPG Industries, Inc.	4,348,841
				10,539,820
			Telecommunication Services-2.8%
404,900		*	MetroPCS Communications, Inc.	6,968,329
Total Value of Common Stocks (cost $179,049,594)				244,504,305
			SHORT-TERM INVESTMENTS-1.3%
			Money Market Fund
$ 3,280	M		First Investors Cash Reserve Fund, .04% (cost $3,280,000)**	3,280,000
Total Value of Investments (cost $182,329,594)			100.1%	247,784,305
Excess of Liabilities Over Other Assets			(.1)	(265,799)
Net Assets			100.0%	$ 247,518,506

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at June 30, 2011.

At June 30, 2011, the cost of investments for federal income tax purposes was $182,329,594. Accumulated net unrealized
appreciation on investments was $65,454,711, consisting of
$67,285,373 gross unrealized appreciation and $1,830,662
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$244,504,305	$-	$-	$244,504,305
Money Market Fund	3,280,000	-	-	3,280,000
Total Investments in Securities*	$247,784,305	$-	$-	$247,784,305

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
June 30, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.7%
			Consumer Discretionary-18.7%
198,100			American Greetings Corporation - Class "A"	$ 4,762,324
250,000		*	Body Central Corporation	5,882,500
70,000		*	BorgWarner, Inc.	5,655,300
70,000			Coach, Inc.	4,475,100
115,000		*	Dreamworks Animation SKG, Inc. - Class "A"	2,311,500
185,600			Fred's, Inc. - Class "A"	2,678,208
160,000		*	GameStop Corporation - Class "A"	4,267,200
150,000		*	GNC Acquisition Holdings, Inc. - Class "A"	3,271,500
135,000			Limited Brands, Inc.	5,190,750
50,000			Lincoln Educational Services Corporation	857,500
295,000		*	Morgans Hotel Group Company	2,121,050
50,000			Nordstrom, Inc.	2,347,000
110,000			Oxford Industries, Inc.	3,713,600
610,000		*	Pier 1 Imports, Inc.	7,057,700
27,500			Polo Ralph Lauren Corporation - Class "A"	3,646,775
203,200		*	Ruby Tuesday, Inc.	2,190,496
547,200			Stewart Enterprises, Inc. - Class "A"	3,994,560
80,000		*	Tempur-Pedic International, Inc.	5,425,600
110,000			Tiffany & Company	8,637,200
185,000		*	TRW Automotive Holdings Corporation	10,920,550
75,000			Tupperware Brands Corporation	5,058,750
50,000		*	Warnaco Group, Inc.	2,612,500
115,000			Wyndham Worldwide Corporation	3,869,750
				100,947,413
			Consumer Staples-1.5%
70,000			McCormick & Company, Inc.	3,469,900
72,500			Nu Skin Enterprises, Inc. - Class "A"	2,722,375
65,424			Tootsie Roll Industries, Inc.	1,914,306
				8,106,581
			Energy-8.2%
20,000		*	Dril-Quip, Inc.	1,356,600
125,000			Ensco, PLC (ADR)	6,662,500
40,000			EOG Resources, Inc.	4,182,000
90,000			EQT Corporation	4,726,800
43,000			Hess Corporation	3,214,680
110,000			National-Oilwell Varco, Inc.	8,603,100
110,000		*	Plains Exploration & Production Company	4,193,200
225,000			Talisman Energy, Inc.	4,610,250
52,500			Transocean, Ltd.	3,389,400
190,000		*	Weatherford International, Ltd.	3,562,500
				44,501,030
			Financials-15.3%
110,000			Ameriprise Financial, Inc.	6,344,800
73,020			Berkshire Hills Bancorp, Inc.	1,634,918
260,000			Brookline Bancorp, Inc.	2,410,200
75,000			City National Corporation	4,068,750
152,400			Discover Financial Services	4,076,700
150,000			Douglas Emmett, Inc. (REIT)	2,983,500
32,500			Federal Realty Investment Trust (REIT)	2,768,350
270,000			Financial Select Sector SPDR Fund (ETF)	4,139,100
258,500			First Niagara Financial Group, Inc.	3,412,200
225,000			FirstMerit Corporation	3,714,750
66,000			IBERIABANK Corporation	3,804,240
115,000			Invesco, Ltd.	2,691,000
185,000			Lazard, Ltd. - Class "A"	6,863,500
48,000			M&T Bank Corporation	4,221,600
245,000		*	Nasdaq OMX Group, Inc.	6,198,500
250,000			New York Community Bancorp, Inc.	3,747,500
250,000			Protective Life Corporation	5,782,500
185,000			SPDR KBW Regional Banking (ETF)	4,708,250
268,905		*	Sunstone Hotel Investors, Inc. (REIT)	2,492,749
175,000			Waddell & Reed Financial, Inc. - Class "A"	6,361,250
				82,424,357
			Health Care-10.1%
75,000			DENTSPLY International, Inc.	2,856,000
62,500		*	Gilead Sciences, Inc.	2,588,125
123,600			Hill-Rom Holdings, Inc.	5,690,544
39,000		*	Hi-Tech Pharmacal Company, Inc.	1,128,270
77,500			McKesson Corporation	6,482,875
255,000		*	Merit Medical Systems, Inc.	4,582,350
10,000		*	Mettler-Toledo International, Inc.	1,686,700
20,000			Perrigo Company	1,757,400
148,600		*	Sirona Dental Systems, Inc.	7,890,660
55,000			St. Jude Medical, Inc.	2,622,400
125,000		*	Thermo Fisher Scientific, Inc.	8,048,750
190,000			Warner Chilcott, PLC - Class "A"	4,584,700
62,500		*	Watson Pharmaceuticals, Inc.	4,295,625
				54,214,399
			Industrials-16.3%
75,000			A.O. Smith Corporation	3,172,500
89,300			Armstrong World Industries, Inc.	4,068,508
140,000			Chicago Bridge & Iron Company NV - NY Shares	5,446,000
175,000		*	EnerSys, Inc.	6,023,500
83,300		*	Esterline Technologies Corporation	6,364,120
31,800		*	Generac Holdings, Inc.	616,920
70,000			Goodrich Corporation	6,685,000
168,200			IDEX Corporation	7,711,970
82,500			J.B. Hunt Transport Services, Inc.	3,884,925
190,000		*	MasTec, Inc.	3,746,800
175,000		*	Mobile Mini, Inc.	3,708,250
130,000			Republic Services, Inc.	4,010,500
40,000			Roper Industries, Inc.	3,332,000
95,000			Snap-on, Inc.	5,935,600
266,600			TAL International Group, Inc.	9,205,698
110,000		*	Thermon Group Holdings, Inc.	1,320,000
85,000			Timken Company	4,284,000
82,500			Triumph Group, Inc.	8,215,350
				87,731,641
			Information Technology-15.3%
210,000			Avago Technologies, Ltd.	7,980,000
650,000		*	Brocade Communications Systems, Inc.	4,199,000
70,000		*	CACI International, Inc. - Class "A"	4,415,600
42,000		*	Checkpoint Systems, Inc.	750,960
160,500			Comtech Telecommunications Corporation	4,500,420
200,000		*	FEI Company	7,638,000
55,000		*	Fiserv, Inc.	3,444,650
70,000		*	Inphi Corporation	1,218,000
237,400			Intersil Corporation - Class "A"	3,050,590
160,000		*	InterXion Holding NV	2,422,400
75,000		*	Intuit, Inc.	3,889,500
100,000		*	JDA Software Group, Inc.	3,089,000
126,000			National Semiconductor Corporation	3,100,860
62,200		*	NCI, Inc. - Class "A"	1,413,184
360,000		*	NCR Corporation	6,800,400
125,000		*	NetScout Systems, Inc.	2,611,250
220,000		*	Symantec Corporation	4,338,400
210,000			TE Connectivity, Ltd.	7,719,600
225,000			Technology Select Sector SPDR Fund (ETF)	5,782,500
65,000		*	Varian Semiconductor Equipment Associates, Inc.	3,993,600
				82,357,914
			Materials-10.2%
110,000			Agrium, Inc.	9,653,600
50,000			Allegheny Technologies, Inc.	3,173,500
220,000			Buckeye Technologies, Inc.	5,935,600
90,000			Freeport-McMoRan Copper & Gold, Inc.	4,761,000
299,600			Globe Specialty Metals, Inc.	6,717,032
202,400			Kronos Worldwide, Inc.	6,365,480
40,000			Praxair, Inc.	4,335,600
63,000			Sigma-Aldrich Corporation	4,622,940
200,000			Steel Dynamics, Inc.	3,250,000
200,000			Temple-Inland, Inc.	5,948,000
				54,762,752
			Telecommunication Services-.7%
10,250		*	Boingo Wireless, Inc.	93,070
186,300			NTELOS Holdings Corporation	3,804,246
				3,897,316
			Utilities-3.4%
111,000			AGL Resources, Inc.	4,518,810
110,000			Portland General Electric Company	2,780,800
125,000			SCANA Corporation	4,921,250
200,000			Wisconsin Energy Corporation	6,270,000
				18,490,860
Total Value of Common Stocks (cost $396,687,819)				537,434,263
			SHORT-TERM INVESTMENTS-.2%
			Money Market Fund
$ 1,150	M		First Investors Cash Reserve Fund, .04% (cost $1,150,000)**	1,150,000
Total Value of Investments (cost $397,837,819)			99.9%	538,584,263
Other Assets, Less Liabilities			.1	616,715
Net Assets			100.0%	$ 539,200,978

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at June 30, 2011.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2011, the cost of investments for federal income tax purposes was $397,840,444. Accumulated net unrealized
appreciation on investments was $140,743,819, consisting of
$159,784,186 gross unrealized appreciation and $19,040,367
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$537,434,263	$-	$-	$537,434,263
Money Market Fund	1,150,000	-	-	1,150,000
Total Investments in Securities*	$538,584,263	$-	$-	$538,584,263

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
June 30, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-91.3%
			Consumer Discretionary-11.9%
483,179			American Eagle Outfitters, Inc.	$ 6,160,532
155,000		*	Big Lots, Inc.	5,138,250
226,742		*	Career Education Corporation	4,795,593
277,300			Express, Inc.	6,045,140
115,900			Foot Locker, Inc.	2,753,784
132,000			Men's Wearhouse, Inc.	4,448,400
104,200			Phillips Van-Heusen Corporation	6,821,974
439,000			Regal Entertainment Group - Class "A"	5,417,260
				41,580,933
			Consumer Staples-3.1%
57,200			Cal-Maine Foods, Inc.	1,828,112
377,700		*	Dole Food Company, Inc.	5,106,504
49,200			J. M. Smucker Company	3,760,848
				10,695,464
			Energy-9.2%
108,875		*	Carrizo Oil & Gas, Inc.	4,545,531
290,198			EXCO Resources, Inc.	5,121,995
335,941		*	Matrix Service Company	4,494,891
448,400		*	PetroQuest Energy, Inc.	3,147,768
155,700		*	Plains Exploration & Production Company	5,935,284
150,300		*	Resolute Energy Corporation	2,428,848
249,300		*	Venoco, Inc.	3,176,082
58,100		*	Whiting Petroleum Corporation	3,306,471
				32,156,870
			Financials-17.6%
16,612		*	Alleghany Corporation	5,533,623
135,600			American Financial Group, Inc.	4,839,564
906,000			Anworth Mortgage Asset Corporation (REIT)	6,804,060
501,147			Capitol Federal Financial, Inc.	5,893,489
153,900		*	EZCORP, Inc. - Class "A"	5,474,992
93,600			Harleysville Group, Inc.	2,917,512
242,500			Invesco Mortgage Capital, Inc. (REIT)	5,124,025
196,300			Jefferies Group, Inc.	4,004,520
619,500		*	Knight Capital Group, Inc. - Class "A"	6,826,890
7,200		*	Markel Corporation	2,857,032
687,200			MFA Financial, Inc. (REIT)	5,525,088
79,000			Mid-America Apartment Communities, Inc. (REIT)	5,330,130
				61,130,925
			Health Care-10.1%
60,200		*	AMERIGROUP Corporation	4,242,294
106,000		*	Endo Pharmaceuticals Holdings, Inc.	4,258,020
65,800		*	Life Technologies Corporation	3,426,206
125,688		*	Magellan Health Services, Inc.	6,880,161
69,800		*	MEDNAX, Inc.	5,038,862
271,500		*	Myriad Genetics, Inc.	6,165,765
187,300			PerkinElmer, Inc.	5,040,243
				35,051,551
			Industrials-5.2%
65,900			Alliant Techsystems, Inc.	4,700,647
197,900		*	EMCOR Group, Inc.	5,800,449
96,100		*	FTI Consulting, Inc.	3,646,034
24,200			Precision Castparts Corporation	3,984,530
				18,131,660
			Information Technology-18.5%
835,900		*	Brightpoint, Inc.	6,779,149
427,500		*	Compuware Corporation	4,172,400
519,100		*	Convergys Corporation	7,080,524
143,400		*	Cymer, Inc.	7,099,734
115,327		*	Diodes, Inc.	3,010,035
179,400		*	IAC/InterActiveCorp	6,847,698
305,600		*	Kulicke and Soffa Industries, Inc.	3,404,384
262,800			Lender Processing Services, Inc.	5,495,148
272,200		*	Microsemi Corporation	5,580,100
485,800		*	QLogic Corporation	7,733,936
488,600		*	Vishay Intertechnology, Inc.	7,348,544
				64,551,652
			Materials-14.7%
103,000			AptarGroup, Inc.	5,391,020
299,300		*	Chemtura Corporation	5,447,260
19,900			Compass Minerals International, Inc.	1,712,793
94,624		*	Innospec, Inc.	3,180,313
248,600			Olin Corporation	5,633,276
95,977			Rock-Tenn Company - Class "A"	6,367,114
93,000			Royal Gold, Inc.	5,447,010
89,900			Schnitzer Steel Industries, Inc. - Class "A"	5,178,240
201,700			Sensient Technologies Corporation	7,477,019
103,000			Westlake Chemical Corporation	5,345,700
				51,179,745
			Telecommunication Services-1.0%
423,800		*	Premiere Global Services, Inc.	3,381,924
Total Value of Common Stocks (cost $249,586,536)				317,860,724
			SHORT-TERM INVESTMENTS-8.6%
			Money Market Fund
$ 30,045	M		First Investors Cash Reserve Fund, .04% (cost $30,045,000)**	30,045,000
Total Value of Investments (cost $279,631,536)			99.9%	347,905,724
Other Assets, Less Liabilities			.1	343,175
Net Assets			100.0%	$ 348,248,899

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
June 30, 2011.

Summary of Abbreviations:
REIT Real Estate Investment Trust

At June 30, 2011, the cost of investments for federal income tax purposes was $281,045,829. Accumulated net unrealized
appreciation on investments was $66,859,895, consisting of
$75,874,329 gross unrealized appreciation and $9,014,434 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$317,860,724	$-	$-	$317,860,724
Money Market Fund	30,045,000	-	-	30,045,000
Total Investments in Securities*	$347,905,724	$-	$-	$347,905,724

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
June 30, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.8%
			United Kingdom-25.6%
63,686			Admiral Group, PLC	$ 1,698,879
333,709			Amlin, PLC	2,176,028
198,231			British American Tobacco, PLC	8,695,426
85,459			Bunzl, PLC	1,070,503
152,755			Diageo, PLC	3,126,170
275,803			Domino's Pizza UK & IRL, PLC	1,787,274
169,610			Imperial Tobacco Group, PLC	5,648,481
51,612			Reckitt Benckiser Group, PLC	2,851,518
80,159			SABMiller, PLC	2,926,747
57,791			Scottish and Southern Energy, PLC	1,292,929
153,734			Standard Chartered, PLC	4,039,480
521,424			Tesco, PLC	3,369,950
				38,683,385
			India-13.0%
31,557			Bharat Heavy Electricals, Ltd.	1,450,672
108,145			HDFC Bank, Ltd.	6,108,438
359,702			Housing Development Finance Corporation, Ltd.	5,702,234
877,362			ITC, Ltd.	3,991,858
18,062			Nestle India, Ltd.	1,662,175
28,900		*	Tata Consultancy Services, Ltd.	767,813
				19,683,190
			Brazil-8.7%
127,065			AES Tiete SA	2,065,899
112,662			CETIP SA - Balcao Organizado de Ativos e Derivatos	1,736,534
829		*	CETIP SA - Receipts	12,406
77,675			Companhia de Bebidas das Americas (ADR)	2,619,978
103,800			CPFL Energia SA	1,471,704
153,227			Redecard SA	2,295,095
241,665			Souza Cruz SA	3,047,400
				13,249,016
			France-7.7%
18,302			bioMerieux	2,122,755
24,754			Bureau Veritas SA	2,089,948
33,958			Essilor International SA	2,754,727
2,846			Hermes International	840,336
12,158			L'Oreal SA	1,577,459
22,674			Pernod Ricard SA	2,235,773
				11,620,998
			Switzerland-7.3%
7,883			Kuehne & Nagel International AG - Registered	1,195,847
106,520			Nestle SA - Registered	6,618,744
52,849			Novartis AG - Registered	3,234,155
				11,048,746
			United States-5.4%
123,429			Philip Morris International, Inc.	8,241,354
			Netherlands-5.3%
35,848			Core Laboratories NV	3,998,486
60,510			Royal Dutch Shell, PLC - Class "A"	2,148,176
56,667			Unilever NV - CVA	1,859,454
				8,006,116
			Australia-5.0%
194,739			Coca-Cola Amatil, Ltd.	2,385,073
104,233			QBE Insurance Group, Ltd.	1,931,041
109,482			Woolworths, Ltd.	3,260,627
				7,576,741
			Canada-4.0%
28,015			Canadian National Railway Company	2,237,484
90,124			Canadian Natural Resources, Ltd.	3,768,007
				6,005,491
			Japan-3.9%
13,900		*	Daito Trust Construction Co., Ltd.	1,176,382
31,650			Nitori Company, Ltd.	2,994,411
35,600			Secom Company, Ltd.	1,701,509
				5,872,302
			Belgium-3.1%
48,595			Anheuser-Busch Inbev NV	2,819,731
38,062			Colruyt SA	1,903,845
				4,723,576
			Ireland-2.9%
81,627			Covidien, PLC	4,345,005
			Denmark-2.3%
27,760			Novo Nordisk A/S - Series "B"	3,476,943
			Germany-1.4%
13,612			Muenchener Rueckversicherungs-Gesellschaft AG - Registered	2,077,501
			Singapore-1.1%
215,700			Oversea-Chinese Banking Corporation, Ltd.	1,648,533
			China-.8%
8,783		*	Baidu.com, Inc. (ADR)	1,230,762
			Mexico-.6%
330,100			Wal-Mart de Mexico SAB de CV	978,176
			Spain-.5%
15,930			Prosegur, Compania de Seguridad SA	846,930
			Colombia-.2%
5,901			Ecopetrol SA (ADR)	259,703
Total Value of Common Stocks (cost $110,366,997)				149,574,468
			SHORT-TERM INVESTMENTS-1.1%
			Money Market Fund
$ 1,675	M		First Investors Cash Reserve Fund, .04% (cost $1,675,000)**	1,675,000
Total Value of Investments (cost $112,041,997)			99.9%	151,249,468
Other Assets, Less Liabilities			.1	82,562
Net Assets			100.0%	$ 151,332,030

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
June 30, 2011.

Summary of Abbreviations:
ADR American Depositary Receipts

At June 30, 2011, the cost of investments for federal income tax purposes was $113,388,118. Accumulated net unrealized
appreciation on investments was $37,861,350, consisting of
$38,904,086 gross unrealized appreciation and $1,042,736 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Staples	$16,790,753	$53,029,186		$-	$69,819,939
Financials	1,748,940	26,558,516		-	28,307,456
Health Care	4,345,005	11,588,580		-	15,933,585
Industrials	3,084,414	7,508,479		-	10,592,893
Energy	8,026,196	2,148,176		-	10,174,372
Consumer Discretionary	-	5,622,021		-	5,622,021
Utilities	3,537,603	1,292,929		-	4,830,532
Information Technology	3,525,857	767,813		-	4,293,670
Money Market Fund	1,675,000	-		-	1,675,000
Total Investments in Securities*	$42,733,768	$108,515,700	**	$-	$151,249,468

* The Portfolio of Investments provides information on the country categorization for the portfolio.

** Includes certain securities trading outside of the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $108,515,700 of investment securities were classified as
Level 2 instead of Level 1.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter
("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities.
Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The
Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At June 30, 2011, fair value pricing was used for certain foreign securities in the Global and International Funds'
portfolios.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures"
("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly of indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S.
Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Investments in the affiliated unregistered money market fund are categorized as Level 1.
Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2011, for each Fund's investments is included at the end of each
Fund's schedule of investments.

Securities Purchased on a When-Issued, Delayed Delivery, and TBA Basis - The Funds may purchase securities on a when-issued, delayed delivery, and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the
Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Foresters Transaction - On September 21, 2010, First Investors Consolidated Corporation ("FICC"), the parent company of First Investors Management Company, Inc. ("FIMCO"), entered into an agreement with The Independent
Order of Foresters ("Foresters") pursuant to which FICC would be acquired by Foresters (the "Transaction"). The
Transactions was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors Corporation, the principal underwriter of the First Investors Funds and
Administrative Data Management Corp., the transfer agent for the First Investors Funds are now subsidiaries of
Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the United States and the
United Kingdom.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 26, 2011